Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) Per Common Share
Common stock equivalents	0			0					0	0
Incremental common shares									0	0
(Loss) Income Per Common Share - Basic and Diluted:
Net (loss) income	$ (824)	$ (990)	$ (524)	$ 254	$ 276	$ 320	$ (2,338)	$ 850	$ 778	$ 1,373
Accretion of dividend on Series C preferred stock	(531)			(531)			(1,593)	(1,593)	(1,275)	(1,275)
Net loss available to common shareholders	$ (1,355)			$ (277)			$ (3,931)	$ (743)	$ (497)	$ 98
Weighted-average number of common shares outstanding - Basic (in shares)	74,215,000			74,215,000			74,215,000	74,215,000	74,215,000	74,215,000
Weighted-average number of common shares outstanding - Diluted (in shares)	74,215,000			74,215,000			74,215,000	74,215,000	74,215,000	74,215,000
Basic loss per common share (in dollars per share)	$ (0.02)			$ 0			$ (0.05)	$ (0.01)	$ (0.01)	$ 0
Diluted loss per common share (in dollars per share)	$ (0.02)			$ 0			$ (0.05)	$ (0.01)	$ (0.01)	$ 0
Employee stock purchase plan
Income (Loss) Per Common Share
Number of shares authorized	0						0